EMPLOYEE BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
EMPLOYEE BENEFITS
Defined Contribution Plan, Cost	$ 18,757	$ 18,994	$ 17,568